Loans Receivable And Allowance For Credit Losses (Impaired Loans By Class, Instant Related Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	$ 27,411	$ 26,978
Recorded Investment, Allowance Recorded	38,130	43,472
Recorded Investment	65,541	70,450
Unpaid Principal Balance, No Related Allowance	31,175	26,889
Unpaid Principal Balance, Allowance Recorded	38,211	43,628
Unpaid Principal Balance	69,386	70,517
Related ACL	319	375
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	12,950	10,729
Recorded Investment, Allowance Recorded	35,520	41,125
Recorded Investment	48,470	51,854
Unpaid Principal Balance, No Related Allowance	13,543	10,765
Unpaid Principal Balance, Allowance Recorded	35,619	41,293
Unpaid Principal Balance	49,162	52,058
Related ACL	209	268
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	13,882	15,340
Recorded Investment, Allowance Recorded	2,034	2,028
Recorded Investment	15,916	17,368
Unpaid Principal Balance, No Related Allowance	16,645	15,216
Unpaid Principal Balance, Allowance Recorded	2,015	2,016
Unpaid Principal Balance	18,660	17,232
Related ACL	29	54
Multi-Family And Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Allowance Recorded	73
Recorded Investment	73
Unpaid Principal Balance, Allowance Recorded	74
Unpaid Principal Balance	74
Related ACL	2
Consumer - Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	577	882
Recorded Investment, Allowance Recorded	492	307
Recorded Investment	1,069	1,189
Unpaid Principal Balance, No Related Allowance	980	881
Unpaid Principal Balance, Allowance Recorded	492	307
Unpaid Principal Balance	1,472	1,188
Related ACL	78	52
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	2	27
Recorded Investment, Allowance Recorded	11	12
Recorded Investment	13	39
Unpaid Principal Balance, No Related Allowance	7	27
Unpaid Principal Balance, Allowance Recorded	11	12
Unpaid Principal Balance	18	39
Related ACL	$ 1	$ 1